NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JUNE 28, 2021

TO THE PROSPECTUS DATED DECEMBER 31, 2020

The liquidation of Nuveen Equity Market Neutral Fund is complete. All references to Nuveen Equity Market Neutral Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMNP-0621P

NUVEEN EQUITY MARKET NEUTRAL FUND

SUPPLEMENT DATED JUNE 28, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2020

The liquidation of Nuveen Equity Market Neutral Fund is complete. All references to Nuveen Equity Market Neutral Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EMNSAI-0621P